Revenue	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	3. Revenue

Significant accounting judgements and estimates
Revenue from PGM and zinc retreatment mining activities
The determination of PGM and zinc concentrate sales revenue from the time of initial recognition of the sale on a provisional basis through to final pricing requires management to continuously re-estimate the fair value of the price adjustment features. Management determines this with reference to estimated forward prices using consensus forecasts. These adjustments are included in revenue as adjustments to sale of PGM and zinc concentrate.
Streaming and other forward sale and prepayment transactions
Upon entering into a streaming or other forward sale/prepayment transaction, management applies judgement to determine the most appropriate IFRS Accounting Standard applicable to the transaction. This includes an assessment of whether the transaction is revenue, debt, a lease or the disposal of a portion of an operation. In performing this assessment, management also considers whether the transaction will be settled through physical delivery of metals, including metal credits, and whether there are any embedded derivative features to be accounted for separately.
Accounting policy
Revenue from mining activities
Revenue from gold sales is measured and recognised based on the consideration specified in a contract with a customer. The Group recognises revenue from gold sales when the customer obtains control of the gold. These criteria are typically met when the gold is credited to the customer’s bullion account by Rand Refinery Proprietary Limited (Rand Refinery) and in the case of DRDGOLD, when the gold is transferred to the bullion bank and the sales price is fixed per deal confirmation. The transaction price is determined based on the agreed upon market price and number of ounces delivered.
Revenue from PGM concentrate and metal sales is recognised when the buyer, pursuant to a sales contract, obtains control of the mined product, which is typically upon delivery. The sales price is determined on a provisional basis at the date of delivery (related to sale of concentrate). Adjustments to the selling price occur based on changes in the metal content quantities and penalties, which represents variable transaction price components, as well as changes in the metal market price up to the date of final pricing. Final pricing is based on the monthly average market price in the month of settlement. For PGM metal sales, pricing is finalised within the month of sale. For PGM concentrate sales, the period between provisional invoicing and final pricing is typically between one and four months. Revenue on provisionally priced sales is initially recognised at the amount of consideration that the Group expects to be entitled to.
Revenue from zinc concentrate sales is recognised when the buyer, pursuant to a sales contract, obtains control of the mined product which is typically upon receipt of the bill of lading when the goods are loaded for shipment under Cost, Insurance and Freight (CIF)
Incoterms. The sales price is determined on a provisional basis at the date of loading. Adjustments to the selling price occur based on changes in the metal market price up to the date of final pricing. Final pricing is based on the monthly average market price in the month of settlement. For zinc concentrate sales, the period between provisional invoicing and final pricing is typically between one and four months. Revenue on provisionally priced sales is initially recognised at the amount of consideration that the Group expects to be entitled to.
The revenue adjustment mechanism relating to changes in metal market prices, embedded within provisionally priced PGM and zinc concentrate sale arrangements, has the characteristics of a commodity derivative. Accordingly, the fair value of the final sales price adjustment is re- estimated continuously and changes in fair value are recognised as an adjustment to revenue in profit or loss and trade receivables in the statement of financial position. In all cases, fair value is determined with reference to estimated forward prices using consensus forecasts. Revenue arising from these price adjustments is disclosed separately from revenue from contracts with customers.
Revenue from PGM recycling consists of the sales of recycled palladium, platinum and rhodium derived from spent catalytic material and is recognised when control is transferred, which is when metal is transferred from the Group’s metal account to the third party’s metal account. Revenue from PGM recycling also includes revenue from toll processing, which is recognised at the time the returnable metals are returned to the supplier at a third-party refinery.
Revenue from e-scrap recycling consists primarily of the sale of precious metals to refiners in the form of bullion, and is recognised when control is transferred. These sales include shipping of low-grade and high-grade precious metals from the Group's refining facility to downstream refiners on which the Group is compensated for the precious metals by either returnable metal and/or cash. For low-grade metals, revenue is recognised upon mutual acceptance of the metals assay profile and/or settlement and invoicing of customer. In some instances, the Group receives cash advances for low-grade metals that have been received and weighed by the downstream refiner, however not yet processed (see note 32). For high-grade metals, payments consist of provisional payments and final payments made by customers and revenue is recognised when control transfers. which is typically at the time of payment. The transaction price is determined based on market prices of the precious metals contained in the shipment.

Revenue from sale of other metals produced in Europe, USA and Australia is measured and recognised based on the consideration specified in a contract with a customer. The Group recognises revenue from these metal sales when the customer obtains control of the product, which is typically upon delivery.
Streaming revenue
The Group enters into long-term metal streaming transactions whereby it receives advance payments as well as additional cash payments for delivery of future ounces to streaming entities, typically over the entire life-of-mine of the operations subject to the stream.
These contracts are typically settled by the Group transferring metal credits, representing underlying refined metals, to the streaming entity's metal account. These transactions provide for settlement in physical commodity ounces or metal credits. Each ounce is identified as a separate performance obligation.
The transaction price under IFRS 15 Revenue from Contracts with Customers (IFRS 15), being the advance payment (see note 32) and future cash payments to be received, is recognised as revenue each month when the commodity ounces or metal credits are transferred to the streaming entity's account. It is from this date that the streaming entity has effectively accepted the metal, has physical control of the related metal and has the risk and reward of the respective metal (i.e. control has transferred).
Revenue is recognised over the life-of-mine of the relevant operations in line with the timing of control transfer discussed above. To the extent that the life-of-mine changes or other key inputs are changed (see note 32), these changes are recognised prospectively as a cumulative catch-up in revenue in the year that the change occurs.
Other forward sale and prepayment transactions
The Group also enters into other forward sale or prepayment transactions with counterparties in which a cash payment is received in advance for future delivery of metals to the relevant counterparty. Each metal unit is identified as a separate performance obligation.
The transaction price under IFRS 15, being the advance payment and further cash payments received, is recognised as revenue when the metals are delivered or credited to the customer’s account and Sibanye-Stillwater no longer has physical control of the metal, which is also when the risk and rewards are transferred (i.e. control has transferred).

The Group’s sources of revenue are:

Figures in million – SA rand	2024	2023	2022
Primary mining:
Gold mining activities	24,077	23,327	12,568
PGM mining activities[1]	59,682	66,275	84,359
Nickel refining activities	2,784	3,024	3,140
Secondary mining:
Zinc retreatment operation[2]	4,220	2,580	—
Gold tailings retreatment[3]	7,068	5,816	5,274
Recycling:
E-scrap recycling activities[4]	6,306	—	—
US PGM recycling activities	7,574	13,318	32,267
Other:
Stream[1]	581	509	338
Toll treatment arrangement (SA PGM)[5]	—	—	105
Total revenue from contracts with customers	112,292	114,849	138,051
Adjustments relating to sales of PGM concentrate provisional pricing[6]	74	(836)	237
Adjustments relating to Zinc operation provisional pricing[6]	(237)	(329)	—
Total revenue	112,129	113,684	138,288
1The difference between revenue from PGM mining activities above and total revenue from PGM mining activities per the segment report relates to the separate disclosure of revenue from the gold and palladium streaming arrangement with Wheaton Precious Metals International (Wheaton International) (Wheaton Stream) in the
above. Revenue relating to the Wheaton Stream is incorporated in the Group corporate segment as described in the segment report (see note 2)
2The difference between revenue from the zinc retreatment operation above and total revenue from zinc retreatment operation per the segment report relates to the separate disclosure of revenue related to adjustments on the provisional pricing on zinc sales
3Gold tailings retreatment (previously included in "Gold mining activities") relates to DRDGOLD, which is included in the SA gold segment
4Includes revenue from Reldan since the date of acquisition (see note 16.1)
5This relates to revenue recognised in respect of a toll treatment arrangement entered into by Marikana during 2021. This arrangement concluded on 31 December 2021 and toll treatment revenue recognised for the year ended 31 December 2022 represents revenue earned for the processing of material received before 31 December
2021
6These adjustments relate to provisional pricing arrangements resulting in subsequent changes to the amount of revenue recognised
Revenue per geographical region of the relevant operations:

Figures in million – SA rand	2024	2023	2022
Southern Africa (SA)	82,402	84,736	89,507
United States (US)[1]	22,960	23,673	45,641
Europe (EU)	2,784	3,024	3,140
Australia (AUS)	3,983	2,251	—
Total revenue	112,129	113,684	138,288
1The difference between revenue generated by operations in the US and the revenue in the total US operations per segment disclosures relates to the Wheaton Stream
Percentage of revenue per segment based on the geographical location of customers purchasing from the Group
SA Gold
US and SA PGM
Nickel refining (Europe)
Zinc retreatment (Australia)
E-scrap recycling (US)
Revenue generated per product:

Figures in million – SA rand	2024	2023	2022
Gold	37,138	30,257	18,812
PGMs	59,547	71,090	111,070
Platinum	20,573	19,775	17,826
Palladium	19,919	25,271	42,275
Rhodium	14,747	21,991	47,166
Iridium	2,824	2,883	2,480
Ruthenium	1,484	1,170	1,323
Chrome	6,069	5,165	3,481
Nickel	3,626	4,334	4,305
Zinc	3,765	2,126	—
Silver	1,008	152	20
Other[1]	976	560	600
Total revenue	112,129	113,684	138,288
1Other primarily includes revenue from cobalt and copper sales. For the year ended 31 December 2022, revenue from the Marikana toll treatment arrangement of
R105 million is included (see note 32)
Major customers
The table below illustrates the Group's major customers for the year ended:

Figures in million – SA rand	2024			2023			2022
	Customers			Customers			Customers
Operating segments	A	B	C	A	B	C	A	B	C
US PGM, SA PGM and Reldan	24,719	—	—	—	—	—	—	—	—
US PGM and SA PGM	—	12,332	—	28,764	13,804		42,555	—	23,492
SA gold	—	—	12,183	—	—	14,405	—	—	—
US PGM, SA PGM and Sandouville nickel refinery	—	—	—	—	—	—	—	18,140	—
Market risk
Foreign currency sensitivity
The US, European and Australian regions' revenue (and expenses) are translated from their functional currencies (US dollars, Euros and
Australian dollars, respectively) to the Group’s presentation currency (SA rand) and, therefore, the Group’s “presentation currency”
earnings are sensitive to changes in the exchange rate. A one percentage point change in the SA rand average exchange rate for the year ended 31 December 2024 of R18.32/US$, R19.82/EUR and R12.09/AUD would have changed profit or loss by approximately
R109 million.